Note 10 - Segment Reporting (Details) - Reconciliation of Reportable Segment Operating Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating loss	$ (2,479)	$ (1,628)	$ (9,701)	$ (4,396)
Gain on cancellation of acquisition promissory note	(289)		(289)
Interest expense	101	28	277	37
(Gain)/loss on warrant liability, net of deferred loan fees amortization	(101)	24	(489)	24
Loss before income taxes	(2,190)	(1,680)	(9,200)	(4,457)
Less:
Severance charges	51		397	108
Ancillary network prepaid write-off			487
Depreciation and amortization expense	274	235	857	628
Non-cash stock-based compensation expense	23	169	426	366
Intangible asset impairment			520
Non-recurring professional fees	39	28	489	28
Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating loss	$ (2,092)	$ (1,196)	$ (6,525)	$ (3,265)